Consolidated Balance Sheets (Unaudited) (USD $)	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Current assets:
Cash	$ 403,110	$ 1,259,359	$ 5,089
Accounts receivable	18,092	21,395
Due from Academy of Healing Art, Message and Facial Skin Care, Inc.		62,895
Inventory	13,483	10,217
Prepaid expenses	78,825	77,432	5,293
Due from ANJO of SkyLake, Inc.	75,000
Investment in WENR, Corp.	1,874	10,000
Investment in joint venture	150,000
Total current assets	740,384	1,441,298	10,382
Property and equipment, net	78,676	959,361	20,593
Investment in Oxford City Football Club (Trading) Limited			162,814
Oxford City Basketball League membership, net		8,437
Oxford City Football Club Texas membership, net	25,000
Premier Arena Soccer League membership	10,000	10,000
Online course development	100,000	100,000
Total assets	954,060	2,519,096	193,789
Current liabilities
Accounts payable and accrued liabilities	198,555	366,401	41,738
Officer compensation payable	5,901,337	3,454,837	1,241,194
Deferred income	22,312		10,000
Loan payable	31,845	35,592
Due to related parties	231,452	219,316	8,743
Long-term debt, current portion		16,450
Total current liabilities	6,385,501	4,092,596	1,301,675
Long-term debt, net of current portion		716,308
Total liabilities	6,385,501	4,808,904
Stockholders' deficit:
Preferred stock value
Common stock: $0.0001 par value; authorized 500,000,000 shares; issued and outstanding: 21,705,607 and 15,246,734 and 223,755 respectively	2,171	1,526	22
Additional paid-in capital	11,389,943	9,764,593	3,562,961
Stock payable	338,641	564,591	399,236
Treasury Stock	(1,338)	(1,338)	(1,338)
Accumulated other comprehensive loss	(75,551)	(87,522)
Accumulated deficit	(15,922,253)	(11,924,623)	(5,068,767)
Total stockholders' deficit	(4,268,379)	(1,682,765)	(1,107,886)
Non-controlling interest	(1,163,062)	(607,043)
Total stockholders' deficit	(5,431,441)	(2,289,808)	(1,107,886)
Total liabilities and stockholders' deficit	954,060	2,519,096	193,789
Series A Convertible Preferred Stock
Stockholders' deficit:
Preferred stock value
Total stockholders' deficit
Series B Convertible Preferred Stock
Stockholders' deficit:
Preferred stock value	8	8
Total stockholders' deficit		$ 8